Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” to our named executive officers and certain financial performance metrics of our Company and the FTSE NAREIT All Mortgage Capped Index (the “FNMRC Index”), a published industry index of mortgage REITs, for the same period. The Compensation Committee has not historically evaluated, and does not currently evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) of Regulation
S-K
as part of its executive compensation determinations; accordingly, the Compensation Committee does not use any financial or non-financial
performance measure specifically to link executive “compensation actually paid” to our Company’s performance. For further information concerning our compensation philosophy, refer to “—Compensation Discussion and Analysis.”
The following tables illustrate the compensation actually paid to our Chief Executive Officer (“PEO”) and our current and former Chief Financial Officers
(“non-PEO
NEOs”) for the years ended December 31, 2025, 2024, 2023, 2022 and 2021:

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for non-PEO NEOs (2)	Average Compensation Actually Paid to non-PEO NEOs (1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (4)	Distributable Earnings (5)
					Total Stockholder Return (3)	FNMRC Index Return (3)
2025	$1,085,764	$1,378,103	$956,539	$1,006,635	$155	$112	$126,720	$148,695
2024	$743,724	$34,857	$703,783	$645,286	$128	$98	$(119,636)	$61,316
2023	$1,099,999	$1,694,641	$1,000,261	$1,028,736	$152	$98	$58,127	$157,534
2022	$2,200,163	$1,499,935	$1,233,608	$1,051,086	$123	$85	$265,232	$239,294
2021	$2,200,000	$3,129,238	$361,968	$429,051	$134	$117	$223,515	$188,679

(1)	Refer to the following table which illustrates the calculation of compensation actually paid for the years ended December 31, 2025, 2024 , 2023, 2022 and 2021:

	PEO					Non-PEO NEOs (2)
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Summary Compensation Table (“SCT”) Total	1,085,764	743,724	$1,099,999	$2,200,163	$2,200,000	956,539	703,783	$1,000,261	$1,233,608	$361,968
SCT Stock Awards	(1,085,764)	(743,724)	(1,099,999)	(2,200,163)	(2,200,000)	(345,464)	(194,595)	(149,992)	(249,999)	—
Year End Fair Value of Unvested Stock Awards	1,059,495	735,234	1,067,272	2,085,794	2,212,525	337,106	192,373	145,529	218,406	—
Year End Change In Fair Value of Prior Year Unvested Stock Awards	88,641	(385,684)	181,569	(435,958)	362,071	19,321	(46,295)	13,262	—	24,891
Value of Awards Granted and Vested in the Same Year	—	—	—	—	—	—	—	—	—	—
Change in Fair Value of Prior Year Stock Awards that Vested During the Year	125,683	(464,960)	186,418	(404,210)	299,919	16,403	(28,017)	730	—	24,681
Fair Value of Stock Awards Forfeited	—	—	—	—	—	—	—	—	(164,605)	—
Value of Dividends on Unvested Stock Awards	104,284	150,266	259,384	254,309	254,723	22,730	18,037	18,946	13,676	17,511

Compensation Actually Paid	1,378,103	34,857	$1,694,641	$1,499,935	$3,129,238	1,006,635	645,286	$1,028,736	$1,051,086	$429,051

(2)
Includes compensation for Jai Agarwal and Ms. Mironova for the applicable period. Anastasia Mironova became our Chief Financial Officer, Treasurer and Secretary effective April 4, 2022, succeeding Jai Agarwal who resigned from these positions effective January 21, 2022. For purposes of determining compensation and compensation actually paid to non-PEO
NEOs, we have shown the aggregate compensation for Mr. Agarwal and Ms. Mironova as they were non-PEO
NEOs at different times of the year.

(3)
Total Stockholder Return and FNMRC Index return represents the return on a $100 investment for the year ended December 31, 2021, the two years ended December 31, 2022, the three years ended December 31, 2023, the four years ended December 31, 2024, and the five years ended December 31, 2025 assuming investment at the closing price on December 31, 2020 and reinvestment of all dividends.

(4)	Net Income as determined in accordance with accounting principles generally accepted in the United States (“GAAP”). Amounts in thousands.
(5)	Represents Distributable Earnings, a non-GAAP financial measure as defined below. Amounts in thousands.

Company Selected Measure Name	Distributable Earnings
Named Executive Officers, Footnote	Includes compensation for Jai Agarwal and Ms. Mironova for the applicable period. Anastasia Mironova became our Chief Financial Officer, Treasurer and Secretary effective April 4, 2022, succeeding Jai Agarwal who resigned from these positions effective January 21, 2022. For purposes of determining compensation and compensation actually paid to non-PEO
NEOs, we have shown the aggregate compensation for Mr. Agarwal and Ms. Mironova as they were non-PEO
	NEOs at different times of the year.
Peer Group Issuers, Footnote	Total Stockholder Return and FNMRC Index return represents the return on a $100 investment for the year ended December 31, 2021, the two years ended December 31, 2022, the three years ended December 31, 2023, the four years ended December 31, 2024, and the five years ended December 31, 2025 assuming investment at the closing price on December 31, 2020 and reinvestment of all dividends.
PEO Total Compensation Amount	$ 1,085,764	$ 743,724	$ 1,099,999	$ 2,200,163	$ 2,200,000
PEO Actually Paid Compensation Amount	$ 1,378,103	34,857	1,694,641	1,499,935	3,129,238
Adjustment To PEO Compensation, Footnote
(1)	Refer to the following table which illustrates the calculation of compensation actually paid for the years ended December 31, 2025, 2024 , 2023, 2022 and 2021:

	PEO					Non-PEO NEOs (2)
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Summary Compensation Table (“SCT”) Total	1,085,764	743,724	$1,099,999	$2,200,163	$2,200,000	956,539	703,783	$1,000,261	$1,233,608	$361,968
SCT Stock Awards	(1,085,764)	(743,724)	(1,099,999)	(2,200,163)	(2,200,000)	(345,464)	(194,595)	(149,992)	(249,999)	—
Year End Fair Value of Unvested Stock Awards	1,059,495	735,234	1,067,272	2,085,794	2,212,525	337,106	192,373	145,529	218,406	—
Year End Change In Fair Value of Prior Year Unvested Stock Awards	88,641	(385,684)	181,569	(435,958)	362,071	19,321	(46,295)	13,262	—	24,891
Value of Awards Granted and Vested in the Same Year	—	—	—	—	—	—	—	—	—	—
Change in Fair Value of Prior Year Stock Awards that Vested During the Year	125,683	(464,960)	186,418	(404,210)	299,919	16,403	(28,017)	730	—	24,681
Fair Value of Stock Awards Forfeited	—	—	—	—	—	—	—	—	(164,605)	—
Value of Dividends on Unvested Stock Awards	104,284	150,266	259,384	254,309	254,723	22,730	18,037	18,946	13,676	17,511

Compensation Actually Paid	1,378,103	34,857	$1,694,641	$1,499,935	$3,129,238	1,006,635	645,286	$1,028,736	$1,051,086	$429,051

Non-PEO NEO Average Total Compensation Amount	$ 956,539	703,783	1,000,261	1,233,608	361,968
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,006,635	645,286	1,028,736	1,051,086	429,051
Adjustment to Non-PEO NEO Compensation Footnote
(1)	Refer to the following table which illustrates the calculation of compensation actually paid for the years ended December 31, 2025, 2024 , 2023, 2022 and 2021:

	PEO					Non-PEO NEOs (2)
	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021
Summary Compensation Table (“SCT”) Total	1,085,764	743,724	$1,099,999	$2,200,163	$2,200,000	956,539	703,783	$1,000,261	$1,233,608	$361,968
SCT Stock Awards	(1,085,764)	(743,724)	(1,099,999)	(2,200,163)	(2,200,000)	(345,464)	(194,595)	(149,992)	(249,999)	—
Year End Fair Value of Unvested Stock Awards	1,059,495	735,234	1,067,272	2,085,794	2,212,525	337,106	192,373	145,529	218,406	—
Year End Change In Fair Value of Prior Year Unvested Stock Awards	88,641	(385,684)	181,569	(435,958)	362,071	19,321	(46,295)	13,262	—	24,891
Value of Awards Granted and Vested in the Same Year	—	—	—	—	—	—	—	—	—	—
Change in Fair Value of Prior Year Stock Awards that Vested During the Year	125,683	(464,960)	186,418	(404,210)	299,919	16,403	(28,017)	730	—	24,681
Fair Value of Stock Awards Forfeited	—	—	—	—	—	—	—	—	(164,605)	—
Value of Dividends on Unvested Stock Awards	104,284	150,266	259,384	254,309	254,723	22,730	18,037	18,946	13,676	17,511

Compensation Actually Paid	1,378,103	34,857	$1,694,641	$1,499,935	$3,129,238	1,006,635	645,286	$1,028,736	$1,051,086	$429,051

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs Total Stockholder Return (“TSR”) :
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs Net Income (in thousands):
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs Distributable Earnings (in t housand s):
Tabular List, Table
List of Financial Performance Measures
The Compensation Committee considers various financial performance metrics, along with other quantitative, qualitative, and individual
performance measures when determining the appropriate compensation for our named executive officers. Pursuant to Item 402(v)(6) of
Regulation S-K,
the most important measures considered for the year ended December 31, 2025 include:

Most Important Financial Performance Measures
Distributable Earnings
Dividend Coverage Ratio
Book Value Per Share

Total Shareholder Return Amount	$ 155	128	152	123	134
Peer Group Total Shareholder Return Amount	112	98	98	85	117
Net Income (Loss)	$ 126,720,000	$ (119,636,000)	$ 58,127,000	$ 265,232,000	$ 223,515,000
Company Selected Measure Amount	148,695,000	61,316,000	157,534,000	239,294,000	188,679,000
Measure:: 1
Pay vs Performance Disclosure
Name	Distributable Earnings
Non-GAAP Measure Description	Represents Distributable Earnings, a non-GAAP financial measure as defined below. Amounts in thousands.
Measure:: 2
Pay vs Performance Disclosure
Name	Dividend Coverage Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Book Value Per Share
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,059,495	$ 735,234	$ 1,067,272	$ 2,085,794	$ 2,212,525
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	88,641	(385,684)	181,569	(435,958)	362,071
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	125,683	(464,960)	186,418	(404,210)	299,919
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,284	150,266	259,384	254,309	254,723
PEO | SCT Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,085,764)	(743,724)	(1,099,999)	(2,200,163)	(2,200,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	337,106	192,373	145,529	218,406
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,321	(46,295)	13,262		24,891
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,403	(28,017)	730		24,681
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,730	18,037	18,946	13,676	$ 17,511
Non-PEO NEO | SCT Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (345,464)	$ (194,595)	$ (149,992)	(249,999)
Non-PEO NEO | Fair Value of Stock Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (164,605)